Submission	Sep. 11, 2024
Submission [Line Items]
Central Index Key	0001996862
Registrant Name	Bunge Global SA
Registration File Number	333-282003
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES